Effects Of Changes In Assumed Health Care Cost Trend Rates (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 299
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(370)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	6,680
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (7,837)